SCHEDULE OF PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Prepayment Other Receivables And Other Current Assets
Prepayments	$ 4,641	$ 36,199	$ 51,542
Deposits and other receivables	1,060	8,269	9,133
Loan receivables (Note 1)			7,365
Less: Provision for doubtful accounts	(370)	(2,876)	(11,784)
Total prepayments, other receivables and other current assets	5,331	41,592	56,256
Prepayments	413	3,224
Deposits	215	1,678	131
Total prepayments, other receivables and other non-current assets	628	4,902	131
Total prepayments, other receivables and other assets net	$ 5,959	$ 46,494	$ 56,387